Group information	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Group information

20. Group information

Subsidiaries

The consolidated financial statements of the Group include :

		Place of
		incorporation	Effective equity held by the
Name of subsidiary	Principal activities	and business	Group
			2024	2023
			%	%
Held by the Company
Environmental Solutions Group Holdings Limited	Investment holding company	Cayman Island	100	100

Held by Subsidiary
Environmental Solutions Asia Holdings Limited	Investment holding company	British Virgin Islands	100	100

Environmental Solutions (Asia) Pte Ltd	Waste management and recycling of industrial wastes	Singapore	100	100

22. Group information

Subsidiaries

The consolidated financial statements of the Group include :

Name of subsidiary	Principal activities	Place of incorporation and business	Effective equity held by the Group
			2023	2022
			%	%
Held by the Company
Environmental Solutions Group Holdings Limited	Investment holding company	Cayman Island	100	100

Held by Subsidiary
Environmental Solutions Asia Holdings Limited	Investment holding company	British Virgin Islands	100	100

Environmental Solutions (Asia) Pte Ltd	Waste management and recycling of industrial wastes	Singapore	100	100

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022